Subsequent Events (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended	12 Months Ended
	Mar. 27, 2025	Feb. 28, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Shares issued for compensation shares			50,000
Shares issued for compensation amount			$ 1,100,000
Conversion of Common stock issued			10,652,760
Convertible notes			$ 541,905	$ 196,077	$ 54,000
Exercise price			$ 0.50	$ 0.50
Interest rate				4.15%
Preferred stock convertible shares			532,638
Bottom [Member]
Interest rate			4.02%
Top [Member]
Interest rate			4.30%
Subsequent Event [Member]
Conversion of Common stock issued	15,536,620
Subsequent Event [Member] | Bottom [Member]
Exercise price, per share	$ 4.00
Subsequent Event [Member] | Top [Member]
Exercise price, per share	$ 6.00
Subsequent Event [Member] | Twelve Subscription Agreements [Member]
Convertible notes		$ 4,075,000
Warrants to purchase common stock		5,093,750
Convertible notes term		12 months
Exercise price		$ 0.50
Interest rate		10.00%
Warrants term		5 years
Subsequent Event [Member] | Convertible Preferred Sock Series C [Member]
Shares issued for service	197,500
Preferred stock convertible shares	776,831
Shares issued for service, value	$ 2,769,740
Shares issued	27,500
Shares issued, value	$ 160,000